Note N - Employee Benefits - Employee Stock Ownership Plan (ESOP) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares issued (in shares)	15,118	24,572
Fair value of stock contributed	$ 428	$ 575
Cash contributed	250		674
Total expense	$ 678	$ 575	$ 674